Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (27,069)	$ (7,857)	$ (43,368)	$ (18,985)	$ (33,625)	$ (59,663)	$ (60,691)
Foreign currency translation adjustment	3,670	(432)	757	(4,644)	16,622	(3,949)	(28,029)
Comprehensive loss	(23,399)	(8,289)	(42,611)	(23,629)	(17,003)	(63,612)	(88,720)
Less:
Comprehensive loss attributable to noncontrolling interests						(2,107)	(3,740)
Total comprehensive loss attributable to Microvast, Inc.	$ (23,399)	$ (8,289)	$ (42,611)	$ (23,629)	$ (17,003)	$ (61,505)	$ (84,980)